Going Concern - Net working capital and capital structure (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Working Capital and Capital Structure Abstract [Abstract]
Working capital, negative position	R$ (15,684,277)	R$ (9,704,733)	R$ (10,184,169)
Increase (decrease) in working capital	(5,979,544)	479,436
Negative equity position	(30,435,270)	(21,327,848)	R$ (19,007,500)	R$ (18,333,003)
Increase (decrease) in equity	R$ (9,107,422)	R$ (2,320,348)